Summary of Significant Accounting Policies (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
French government R&D credit	$ 0	$ 282,036	$ 281,996
Employee loan - current	2,400	4,000	0
Stock subscription and other	25,279	22,898	33,559
Other receivables - current	27,679	308,934	315,555
Employee loan - noncurrent		0	17,632
Deposits	22,939	22,555	0
Other receivables - noncurrent	$ 22,939	$ 22,555	$ 17,632